CAPITAL MANAGEMENT AND FINANCIAL RISK - Interest Rate Risk (Details) $ in Thousands	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
CAPITAL MANAGEMENT AND FINANCIAL RISK
Convertible debenture faire value, Base	$ 302,897	$ 170,645	$ 147,692
Convertible Debentures
CAPITAL MANAGEMENT AND FINANCIAL RISK
Convertible debenture faire value, Base	$ 15,565	$ 0
Convertible Debentures | Interest rate risk
CAPITAL MANAGEMENT AND FINANCIAL RISK
Credit spread, Increase	21.00%
Credit spread, Decrease	19.00%
Convertible debenture faire value, Increase	$ 15,339
Convertible debenture faire value, Decrease	$ 15,801
Credit spread | Convertible Debentures
CAPITAL MANAGEMENT AND FINANCIAL RISK
Credit spread, Base	20
Convertible debenture faire value, Base	$ 15,565